ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 20, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accrued expenses in accounts payables to related parties		$ 368,367	$ 307,176	$ 96,000
Damages awarded value	$ 420,750
CEO [Member]
Accrued salary expenses		$ 138,000	$ 120,000
Duration of accrued salary paid		23 months	8 months
CFO [Member]
Accrued salary expenses		$ 138,000	$ 120,000
Duration of accrued salary paid		23 months	20 months
CFO and CEO [Member]
Accrued salary expenses				$ 48,000
Executive Vice President [Member]
Accrued salary expenses			$ 67,176
VPBD [Member]
Accrued salary expenses		$ 92,367
Duration of accrued salary paid		11 months